Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Amendment Description	Updated Financial Statements